Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2026
Property, plant and equipment
Schedule of detailed information about property, plant and equipment

		Building	Plant,		Assets
		and	equipment	Mineral	under
	Land	improvements	and vehicles	assets	construction*	Total
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Carrying amount at 30 June 2024	4 239	10 876	100 340	14 436	33 698	163 589
Cost	4 849	24 248	398 678	56 164	33 698	517 637
Accumulated depreciation and impairment	(610)	(13 372)	(298 338)	(41 728)	—	(354 048)
Additions	—	2	511	295	25 000	25 808
to sustain existing operations	—	2	505	244	22 062	22 813
to expand operations	—	—	6	51	2 938	2 995
Reduction in rehabilitation provisions capitalised	—	—	—	—	(212)	(212)
Finance costs capitalised	—	—	—	—	1 883	1 883
Assets capitalised or reclassified	—	1 260	16 324	3 509	(21 059)	34
Reclassification to held for sale	47	(6)	(7)	—	—	34
Translation of foreign operations	(78)	(67)	(831)	—	132	(844)
Disposals and scrapping	(1)	(13)	(242)	(40)	(528)	(824)
Current year depreciation charge	—	(609)	(8 243)	(2 335)	—	(11 187)
Net impairment of property, plant and equipment (note 8)	(124)	320	(5 572)	(4 218)	(10 646)	(20 240)
Carrying amount at 30 June 2025	4 083	11 763	102 280	11 647	28 268	158 041
Cost	4 838	24 849	408 717	59 169	28 268	525 841
Accumulated depreciation and impairment	(755)	(13 086)	(306 437)	(47 522)	—	(367 800)
Additions	—	5	649	1 093	20 579	22 326
to sustain existing operations	—	5	642	1 093	19 778	21 518
to expand operations	—	—	7	—	801	808
Reduction in rehabilitation provisions capitalised (note 29)	—	—	(40)	—	(68)	(108)
Finance costs capitalised	—	—	—	—	845	845
Assets capitalised or reclassified	—	866	10 971	16 682	(28 918)	(399)
Reclassification to held for sale	—	(3)	(10)	—	—	(13)
Translation of foreign operations	(290)	(703)	(5 279)	—	(198)	(6 470)
Disposals and scrapping	(3)	(5)	(257)	(47)	(333)	(645)
Current year depreciation charge	—	(596)	(8 055)	(2 270)	—	(10 921)
Net impairment of property, plant and equipment (note 8)	—	(149)	(4 017)	(2 344)	(9 436)	(15 946)
Carrying amount at 30 June 2026	3 790	11 178	96 242	24 761	10 739	146 710
Cost	4 489	24 367	399 567	76 096	10 739	515 258
Accumulated depreciation and impairment	(699)	(13 189)	(303 325)	(51 335)	—	(368 548)

*Includes intangible assets and exploration and evaluation assets under construction.

	2026	2025	2024
for the year ended 30 June	Rm	Rm	Rm
Additions to property, plant and equipment (cash flow)
Current year additions	22 326	25 808	30 565
Adjustments for non-cash items	(1 575)	(463)	(491)
movement in environmental provisions capitalised	(1 089)	(264)	(473)
Reduction in capital project pre-payment	(484)	(191)	—
Rig leases	(2)	(10)	—
Area A5-A receivable	—	2	(18)
Per the statement of cash flows	20 751	25 345	30 074

Schedule of capital commitments (excluding equity accounted investments)

	2026	2025
for the year ended 30 June	Rm	Rm
Capital commitments (excluding equity accounted investments)

Capital commitments, excluding capitalised interest, include all projects for which relevant Board approval has been obtained. Projects still under investigation for which specific Board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	27 407	45 106
Authorised but not yet contracted for	23 888	21 015
Less expenditure to the end of year	(20 132)	(38 700)
	31 163	27 421

to sustain existing operations	29 658	25 012
to expand operations	1 505	2 409
Estimated expenditure
Within one year	23 300	20 634
One to five years	7 863	6 787
	31 163	27 421

Significant capital commitments and expenditure at 30 June comprise mainly of:

			Capital commitments		Capital expenditure
			2026	2025	2026	2025
Project	Project location	Business segment	Rm	Rm	Rm	Rm
Projects to sustain operations
Shutdown and major statutory maintenance	Various	Various	6 769	5 972	4 596	6 977
Environmental projects	Various	Various	1 231	1 025	713	2 569
Clean fuels II	Various	Fuels	498	1 642	898	1 271
Projects to expand operations
Exploration and development[1]	Mozambique	Gas	—	1 779	421	3 309

1PSA reached beneficial operation in 2026.

Schedule of depreciation and amortisation expense

Buildings and improvements	1 – 20%, units of production over life of related reserve base
Retail convenience centres (included in buildings and improvements)	3 – 5%
Plant	1 – 86%
Equipment	3 – 91%
Vehicles	3 – 33%
Mineral assets	Units of production over life of related reserve base
Life-of-mine coal assets (included in mineral assets)	Units of production over life of related reserve base